Nature and Description of the Company (Tables)	12 Months Ended
Dec. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
Summary of nature and description of the company explanatory

The following table represents Enerflex and its material subsidiaries as at December 31, 2024:

Name	Jurisdiction of Incorporation	Ownership	Reporting Segment
Enerflex Ltd.	Canada	Public Shareholders	North America
Enerflex International Holdings Ltd.	Barbados	100 percent	Eastern Hemisphere
Enerflex Energy Systems Inc.	Delaware, USA	100 percent	North America
Enerflex US Holdings Inc.	Delaware, USA	100 percent	North America
Exterran Energy Solutions, LP	Delaware, USA	100 percent	North America
Enerflex Energy Systems (Australia) PTY Ltd.	Australia	100 percent	Eastern Hemisphere
Enerflex Middle East LLC	Oman	70 percent[1]	Eastern Hemisphere
Enerflex Middle East WLL	Bahrain	100 percent	Eastern Hemisphere
Enerflex Holding Company NL B.V.	Netherlands	100 percent	Eastern Hemisphere
Exterran Middle East LLC	Oman	100 percent	Eastern Hemisphere

[1] Enerflex Ltd. holds 100 percent of the beneficial interest.